Interest Rate Benchmark Reform	12 Months Ended
Dec. 31, 2020
Interest Rate Benchmark Reform [Abstract]
Interest Rate Benchmark Reform
43. INTEREST RATE BENCHMARK REFORM
In September 2019, the IASB amended IFRS 9 'Financial Instruments', IAS 39 'Financial Instruments: Recognition and Measurement' and IFRS 7 'Financial Instruments: Disclosures' to address issues affecting financial reporting in the period before the reform of an interest rate benchmark, including the replacement of an interest rate benchmark with an alternative benchmark rate (the Phase 1 amendments). These Phase 1 amendments provided temporary exceptions to specific hedge accounting requirements because of the uncertainty arising from the reform. After issuing the Phase 1 amendments, in August 2020, the IASB issued further amendments to various IFRSs to address issues that might affect financial reporting during the reform of an interest rate benchmark, including the effects of changes to contractual cash flows or hedging relationships arising from the replacement of an interest rate benchmark with an alternative benchmark rate (the Phase 2 amendments). The Phase 2 amendments do not supersede the Phase 1 amendments.
Phase 1 amendments
The amendments provide temporary exceptions from applying specific hedge accounting requirements to hedging relationships that are directly affected by the IBOR reform. The exceptions have the effect that IBOR reform should not generally cause hedge accounting to terminate, however any hedge ineffectiveness continues to be recognised in the income statement. The exceptions end at the earlier of:
– when the uncertainty regarding the timing and the amount of interest rate benchmark-based cash flows is no longer present, and
– discontinuance of the hedge relationship (or reclassification of all amounts from the cash flow hedge reserve).

The amendments apply to all hedging relationships directly affected by uncertainties related to IBOR reform and had no impact on hedge relationships for affected hedges. The main assumptions or judgements made by Santander UK in applying the amendments are outlined below.
–For cash flow hedges affected by IBOR reform, Santander UK management has assumed that the interest rate benchmark on which hedged cash flows are based is not altered as a result of IBOR reform when assessing whether the future cash flows are highly probable. For discontinued hedging relationships, the same assumption has been applied for determining whether the hedged future cash flows are expected to occur.
–In making its prospective hedge effectiveness assessments, Santander UK assumes that the interest rate benchmark on which the hedged item and the hedging instrument are based is not altered as a result of IBOR reform.
–Santander UK will not discontinue hedge accounting during the period of IBOR-related uncertainty solely because the retrospective effectiveness falls outside the required 80-125% range.
–For hedges of a non-contractually specified benchmark portion of an interest rate, Santander UK only considers at inception of such a hedging relationship whether the separately identifiable requirement is met.

Phase 2 amendments
These amendments apply only to changes required by IBOR reform to financial instruments and hedging relationships. Changes are directly required by IBOR reform if, and only if, the change is necessary as a direct consequent of interest rate benchmark reform, and the new basis for determining the contractual cash flow is economically equivalent to the previous basis. The exceptions given by the amendments mean that IBOR reform did not result in the discontinuation of hedge accounting and any hedge ineffectiveness continued to be recognised in profit or loss for affected hedges at and for the year ended 31 December 2020. The amendments address the accounting issues for financial instruments when IBOR reform is implemented as described below.
Practical expedient for changes to contractual cash flows For instruments to which the amortised cost measurement applies, the amendments require entities, as a practical expedient, to account for a change in the basis for determining the contractual cash flows by updating the effective interest rate using the guidance in IFRS 9 resulting in no immediate gain or loss being recognised, provided that, the change is directly required by IBOR reform and takes place on an economically equivalent basis. Whereas some instruments were converted to alternative benchmark interest rates during 2020, the majority of instruments referencing LIBOR or other IBORs will transition to alternative benchmark interest rates during 2021. Santander UK has no lease contracts which are indexed to LIBOR or other IBORs. Consequently, the application of the practical expedient had no material impact for the Santander UK group for 2020.

Relief from specific hedge accounting requirements The table below sets out the hedge accounting amendments, and their impact for Santander UK, which provide additional temporary reliefs from applying specific IAS 39 hedge accounting requirements to hedging relationships directly affected by IBOR reform.

Hedge accounting amendment	Impact for the Santander UK group
Allow amendment of the designation of a hedging relationship to reflect changes that are required by the reform. The hedge designation must be amended by the end of the reporting period in which the changes are made.
This amendment means any change to hedge documentation will not result in discontinuation of hedge accounting nor the designation of a new hedge relationship. The Santander UK group did not use this relief in 2020. It expects the majority of its hedge relationships will transition to alternative benchmark rates in 2021.
When a hedged item in a cash flow hedge is amended to reflect the changes that are required by the reform, the amount accumulated in the cash flow hedge reserve will be deemed to be based on the alternative benchmark rate on which the hedged future cash flows are determined.
This amendment would result in the release of the cash flow hedge reserve to profit or loss in the same period or periods in which the hedged cash flows that are now based on the alternative benchmark interest rate affect profit or loss. At 31 December 2020, the Santander UK group’s existing cash flow hedges have not yet transitioned to alternative benchmark interest rates which is expected to take place in 2021.
An entity may, on an individual hedge basis, reset to zero the cumulative fair value changes of the hedged item and hedging instrument when ceasing to apply the retrospective effectiveness assessment relief provided by the Phase 1 amendments.	At 31 December 2020, the amendment had no impact on the Santander UK group. The Santander UK group will assess on a hedge-by-hedge basis as the hedging instrument transitions away from LIBORs or other IBORs in 2021 and expects resetting the cumulative fair value changes to zero will have no effect on the amounts recorded in profit or loss. All hedge ineffectiveness including any outside the 80-125% range arising from IBOR reform will be recognised in profit or loss.
When amending the hedge relationships for groups of items, hedged items are allocated to sub-groups based on the alternative benchmark interest rate being hedged, and the benchmark rate for each sub-group is designated as the hedged risk.	At 31 December 2020, the amendment had no impact on the Santander UK group as the affected portfolio has not yet begun transitioning away from LIBOR.
An alternative benchmark interest rate designated as a non-contractually specified risk component, that is not separately identifiable at the date when it is designated, is deemed to have met the requirements at that date if the entity reasonably expects that it will meet the requirements within a period of 24 months from the date of first designation. The 24-month period will apply to each alternative benchmark interest rate separately. The risk component will, however, be required to be reliably measurable.	The amendment eases transition to alternative benchmark interest rates by allowing hedging relationships to be designated and to continue even before the new benchmark interest rates are fully established as market benchmarks. At 31 December 2020, for the Santander UK group, the majority of hedge relationships, where an alternative benchmark interest rate is to be designated as a non-contractually specified risk component, are GBP fair value hedge relationships. Santander UK group expects alternative benchmark interest rates to be separately identifiable and reliably measurable when they transition in 2021.
For other changes that are not as a direct consequence of IBOR reform, Santander UK separately assesses those changes to determine if they result in derecognition or discontinuation of hedge accounting by applying the relevant accounting policies as set out in Note 1.
The following table shows the notional amounts of assets, liabilities and off-balance sheet commitments at 31 December 2020 affected by IBOR reform that have yet to transition to an alternative benchmark interest rate as provided internally to key management personnel.

				Group
	GBP(2) LIBOR	USD(2) LIBOR	Other(2)	Total
	£m	£m	£m	£m
Assets
Derivatives(1)	33,486	4,514	2,149	40,149
Other financial assets at fair value through profit and loss	968	22	—	990
Financial assets at amortised cost	15,062	1,191	90	16,343
Financial assets at fair value through comprehensive income	428	—	—	428
	49,944	5,727	2,239	57,910
Liabilities
Derivatives(1)	35,217	5,205	88	40,510
Other financial liabilities at fair value through profit and loss	1,129	69	—	1,198
Financial liabilities at amortised cost	2,354	1,319	—	3,673
	38,700	6,593	88	45,381
Off-balance sheet commitments given	11,400	2,126	573	14,099
(1) Many of the Santander UK group’s derivatives subject to IBOR reform are governed by ISDA definitions. In October 2020 ISDA issued an IBOR fallbacks supplement setting out how the amendments to new alternative benchmark rates will be accomplished, the effect of which is to create fallback provisions in derivatives that describe what floating rates will apply on the permanent discontinuation of certain key IBORs or upon ISDA declaring a non-representative determination of an IBOR. The Santander UK group has adhered to the protocol to implement the fallbacks to derivative contracts that were entered into before the effective date of the supplement (25 January 2021). If derivative counterparties also adhere to the protocol, new fallbacks will automatically be implemented in existing derivative contracts when the supplement becomes effective.
(2) Cessation dates are :- GBP, JPY, NOK LIBOR 31/12/2021, USD LIBOR 30/06/23, EONIA 03/01/2022

The following tables show the notional amount of derivatives in hedging relationships directly affected by uncertainties related to IBOR reform.

				Group
	GBP LIBOR	USD LIBOR	Other	Total
2020	£m	£m	£m	£m
Total notional value of hedging instruments:
–Cash flow hedges	15,198	5,119	—	20,317
–Fair value hedges	32,223	1,077	778	34,078
	47,421	6,196	778	54,395
Maturing after cessation date(1)
–Cash flow hedges	10,553	2,562	—	13,115
–Fair value hedges	12,477	162	720	13,359
	23,030	2,724	720	26,474
(1) Cessation dates are :- GBP, JPY, NOK LIBOR 31/12/2021, USD LIBOR 30/06/23, EONIA 03/01/2022

The Santander UK group’s GBP LIBOR and USD LIBOR cash flow hedges extend beyond the anticipated cessation dates for both LIBORs. The Santander UK group expects that GBP LIBOR and USD LIBOR will be replaced by SONIA and SOFR respectively but there remains uncertainty over the timing and amount of the replacement rate cash flows. Hedging relationships impacted by uncertainty about IBOR reform may experience ineffectiveness due to market participants’ expectations of when the shift from the existing IBOR benchmark rate to an alternative benchmark interest rate will occur or because transition of the hedged item and the hedging instrument could occur at different times.
The Santander UK group will cease to apply the assumptions that the hedged benchmark interest rate, the cash flows of the hedged item and/or hedging instrument will not be altered because of IBOR reform when the uncertainty arising from IBOR reform is no longer present. This will require amendment to hedge documentation by the end of the reporting period in which the changes occur. Cumulative changes in the hedged cash flows and the hedging instrument based on new alternative benchmark rates will also be remeasured when IBOR reform uncertainty is removed.
Further details of the significant interest rate benchmarks to which hedging relationships are exposed, the extent of risk exposure that is affected by IBOR reform, the effect of IBOR reform on interest rate risk management and how Santander UK’s transition to alternative benchmark interest rates is being managed, are disclosed in the Banking market risk section of the Risk review.